Borrowings - Schedule of Analysis of Net Debt Movements Along with Reconciliation to the Financing Activities in the Group Cash Flow Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Cash flows per net debt statement	£ 916	£ (3,493)
Non-financing cash flows included in net debt	(1,524)	773
Interest paid	(1,631)	(1,703)	£ (1,682)
Interest element of lease liabilities	(40)	(37)	(30)
Remaining cash flows relating to derivative financial instruments	(67)	5
Purchases of own shares held in employee share ownership trusts	(61)	(94)	(110)
Purchase of own shares	(1,112)	(698)	0
Proceeds from the issue of perpetual hybrid bonds, net of issuance costs	1,050	0	0
Redemption of perpetual hybrid bonds, net of costs	(883)	0	0
Coupon paid on perpetual hybrid bonds	(54)	(56)	(59)
Dividends paid to owners of the parent	(5,238)	(5,213)	(5,055)
Investments in relation to non-controlling interests	(19)	0	0
Dividends paid to non-controlling interests	(100)	(121)	(105)
Other	1	5	4
Net cash used in financing activities	£ (8,762)	£ (10,632)	£ (9,314)